Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations And Discontinued Operations [Abstract]
Summary of significant business combinations
The table below summarizes significant business combinations completed during the year ended December 31, 2021. There were no completed business combinations during the year ended December 31, 2022.

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Total consideration
Common shares issued	$2,000	$183,262	$46,643	$52,610	$65,844	$350,359
Cash	1,500	—	—	33,304	20,480	55,284
Cashless exercise option on loan	10,000	—	—	—	—	10,000
Settlement of leases	90	—	—	—	—	90
Loan settlement	11,414	21,226	1,852	—	3,339	37,831
Warrants issued	—	18,415	—	—	—	18,415
Replacement RSU awards	—	10,048	—	—	—	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	—	3,373	1,001	3,135	331	7,840
Payment of 3rd-party debt on behalf of the acquiree	—	—	20,125	—	—	20,125
Deferred consideration	—	1,806	—	—	46,677	48,483
Contingent consideration	—	—	29,642	—	—	29,642
Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117

Net identifiable assets (liabilities) acquired
Cash	$1,360	$1,623	$2,938	$751	$937	$7,609
Accounts receivable	—	—	6,494	33	—	6,527
Inventory	1,519	19,244	24,862	2,963	506	49,094
Loans receivable, short-term	—	1,600	—	—	—	1,600
Other current assets	76	1,205	662	134	36	2,113
Property & equipment	996	26,152	30,128	1,845	11,873	70,994
Right-of-use assets	127	13,709	1,304	1,834	859	17,833
Other non-current assets	47	—	—	—	—	47
Customer relationships	1,370	6,700	13,600	2,320	260	24,250
License	16,320	117,000	12,000	70,950	98,690	314,960
Trade name	—	—	1,400	—	—	1,400
Non-compete agreements	—	—	800	270	80	1,150
Investments	—	693	—	—	—	693
Total identifiable assets acquired	$21,815	$187,926	$94,188	$81,100	$113,241	$498,270

Short-term liabilities	(1,601)	(3,733)	(14,585)	(1,186)	(151)	(21,256)
Lease liability	(127)	(13,685)	(1,304)	(1,834)	(859)	(17,809)
Contract liability-loyalty program	—	(456)	—	(355)	—	(811)
Deferred tax liability	(3,968)	(36,940)	(10,597)	—	(30,753)	(82,258)
Total identifiable liabilities acquired	(5,696)	(54,814)	(26,486)	(3,375)	(31,763)	(122,134)
Net identifiable assets acquired	$16,119	$133,112	$67,702	$77,725	$81,478	$376,136

Purchase price allocation
Net identifiable assets acquired	16,119	133,112	67,702	77,725	81,478	376,136
Goodwill	8,885	105,018	31,561	11,324	55,193	211,981
Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117
(i) Verdant

On February 16, 2021, the Company completed the acquisition of 100% of the membership interests of Verdant dispensaries in Cincinnati, Chillicothe, Newark and Marion, Ohio. As a result of this acquisition, the Company holds additional licenses to distribute medical cannabis in the state of Ohio, bringing the Company’s dispensary presence in Ohio to five (5), the maximum allowed by the state, as of the date of acquisition. As of December 31, 2021, the Company had recorded estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded measurement period adjustments (“MPAs”) related to changes in the valuation of certain intangible assets, lease settlements and deferred taxes, which resulted in a net reduction in goodwill of $0.2 million. The measurement period expired on February 16, 2022, with no further measurement period adjustments recorded during the year ended December 31, 2022.
Consideration for the acquisition included 0.1 million SVS issued as of the acquisition date.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(ii) Bluma

On April 14, 2021, the Company completed the acquisition of 100% of the membership interests of Bluma, a vertically integrated operator in Florida. As a result of this acquisition, the Company now holds a license to cultivate, process, transport and dispense medical cannabis in the state of Florida, bringing the Company’s dispensary presence in Florida to eight (8), as of the acquisition date. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded MPAs related to RSU awards, short-term loans receivable, inventory and deferred taxes, which resulted in a net increase in goodwill of $0.5 million. During the year ended December 31, 2022, the Company recorded MPAs related to deferred taxes and income taxes payable, which resulted in a net increase in goodwill of $1.8 million. As the measurement period ended April 14, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 15.1 million SVS issued as of the acquisition date.

The Company recorded transaction costs of $1.5 million in connection with the Bluma acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(iii) Cultivate

On September 2, 2021, the Company completed the acquisition of 100% of the membership interests of Cultivate. As a result of this acquisition, the Company holds additional licenses to cultivate, process, transport and dispense medical and adult-use cannabis in the state of Massachusetts, bringing the Company’s dispensary presence in Massachusetts to four (4), as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded MPAs related to property and equipment, short-term liabilities and deferred taxes, which resulted in a net reduction in goodwill of $0.7 million. During the year ended December 31, 2022, the Company recorded MPAs related to property and equipment, deferred consideration, licenses and deferred taxes, which resulted in a net increase in goodwill of $0.4 million. As the measurement period ended September 2, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 4.8 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.6 million in connection with the Cultivate acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(iv) Cure Penn

On November 24, 2021, the Company announced that it had completed the acquisition of 100% of the membership interests of Cure Penn. As a result of this acquisition, the Company holds additional licenses to dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to eight (8) as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2022, the Company recorded an MPA related to a working capital adjustment, which resulted in a net increase in goodwill of $0.1 million. As the measurement period ended November 25, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 6.2 million SVS issued as of the acquisition date.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(v) Laurel Harvest

On December 9, 2021, the Company announced that it had completed the acquisition of 100% of the membership interests of Laurel Harvest. As a result of this acquisition, the Company holds additional licenses to cultivate, process, transport and dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to nine (9) as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2022, the Company recorded MPAs related to deferred taxes, income taxes payable and a working capital adjustment, which resulted in a net reduction in goodwill of $1.5 million. As the measurement period ended December 10, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 8.4 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.1 million in connection with the Laurel Harvest acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(vi) Year-of-Acquisition Contributed Revenue and Net Income (Loss)

The unaudited table below summarizes contributed Revenue and Net income (loss) for the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total

Contributed revenue	$26,547	$26,642	$29,279	$2,966	$328	$85,762
Net income (loss)	5,352	(8,382)	14,944	(50)	(136)	$11,728
(vii) Unaudited Pro Forma Information - Significant 2021 Acquisitions
The following unaudited pro forma financial information reflects the combined results of operations of Cresco Labs Inc. and the pre-acquisition results of entities acquired by Cresco Labs Inc. during the year ended December 31, 2021, as though the acquisitions occurred as of January 1, 2020:

	For the year ended December 31, 2021
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$821,682	$2,677	$7,906	$39,033	$29,281	$1,966	$902,545
Pro forma net income:
Pre-acquisition net income		(846)	(13,784)	4,550	8,161	(2,121)
Pro forma adjustments:
(a) Transaction costs		399	1,461	1,555	439	1,081
(b) Post-acquisition share-based compensation		—	2,440	—	—	—
(c) Intangible amortization		(150)	(599)	(860)	(355)	(68)
Total pro forma adjustments		$250	$3,302	$695	$84	$1,013
Total pro forma net income	$(296,834)	$(596)	$(10,482)	$5,245	$8,245	$(1,109)	$(295,531)

(a) includes removal of transaction costs as they will be reflected as of the beginning of the earliest period presented (January 1, 2020). These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(b) includes removal of post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition. These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(c) includes estimated amortization expense on intangible assets acquired. These costs were recorded in Cost of goods sold and Selling, general and administrative expenses in the Consolidated Statements of Operations.

	For the year ended December 31, 2020
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$476,251	$15,195	$12,338	$22,965	$29,119	$1	$555,869
Pro forma net income:
Pre-acquisition net income		(1,982)	(25,998)	772	8,384	(650)
Pro forma adjustments:
(a) Transaction costs		(399)	(1,461)	(1,555)	(439)	(1,081)
(b) Post-acquisition share-based compensation		—	(2,440)	—	—	—
(c) Intangible amortization		(171)	(853)	(3,483)	(387)	(73)
Total pro forma adjustments		$(571)	$(4,754)	$(5,037)	$(826)	$(1,153)
Total pro forma net income	$(92,771)	$(2,553)	$(30,752)	$(4,266)	$7,558	$(1,803)	$(124,587)
(a) includes transaction costs related to acquisitions (reflected as of January 1, 2020).
(b) includes post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition.
(c) includes estimated amortization expense on intangible assets acquired.

Summary of contributed revenue and net income (loss)
The unaudited table below summarizes contributed Revenue and Net income (loss) for the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total

Contributed revenue	$26,547	$26,642	$29,279	$2,966	$328	$85,762
Net income (loss)	5,352	(8,382)	14,944	(50)	(136)	$11,728

Summary of pro forma information	The following unaudited pro forma financial information reflects the combined results of operations of Cresco Labs Inc. and the pre-acquisition results of entities acquired by Cresco Labs Inc. during the year ended December 31, 2021, as though the acquisitions occurred as of January 1, 2020:

	For the year ended December 31, 2021
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$821,682	$2,677	$7,906	$39,033	$29,281	$1,966	$902,545
Pro forma net income:
Pre-acquisition net income		(846)	(13,784)	4,550	8,161	(2,121)
Pro forma adjustments:
(a) Transaction costs		399	1,461	1,555	439	1,081
(b) Post-acquisition share-based compensation		—	2,440	—	—	—
(c) Intangible amortization		(150)	(599)	(860)	(355)	(68)
Total pro forma adjustments		$250	$3,302	$695	$84	$1,013
Total pro forma net income	$(296,834)	$(596)	$(10,482)	$5,245	$8,245	$(1,109)	$(295,531)

(a) includes removal of transaction costs as they will be reflected as of the beginning of the earliest period presented (January 1, 2020). These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(b) includes removal of post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition. These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(c) includes estimated amortization expense on intangible assets acquired. These costs were recorded in Cost of goods sold and Selling, general and administrative expenses in the Consolidated Statements of Operations.

	For the year ended December 31, 2020
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$476,251	$15,195	$12,338	$22,965	$29,119	$1	$555,869
Pro forma net income:
Pre-acquisition net income		(1,982)	(25,998)	772	8,384	(650)
Pro forma adjustments:
(a) Transaction costs		(399)	(1,461)	(1,555)	(439)	(1,081)
(b) Post-acquisition share-based compensation		—	(2,440)	—	—	—
(c) Intangible amortization		(171)	(853)	(3,483)	(387)	(73)
Total pro forma adjustments		$(571)	$(4,754)	$(5,037)	$(826)	$(1,153)
Total pro forma net income	$(92,771)	$(2,553)	$(30,752)	$(4,266)	$7,558	$(1,803)	$(124,587)
(a) includes transaction costs related to acquisitions (reflected as of January 1, 2020).
(b) includes post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition.
(c) includes estimated amortization expense on intangible assets acquired.

Summary of deferred consideration and contingent consideration classified as short term
The following is a summary of Deferred and contingent consideration balances as of December 31, 2022 and 2021, which are classified as short-term:

($ in thousands)	2022	2021
Cultivate contingent consideration, short-term	$—	$33,969
Laurel Harvest deferred consideration, short-term	47,821	37,847
Total Deferred and contingent consideration, short-term	$47,821	$71,816

Summary of long-term deferred consideration	The following is a summary of Deferred consideration as of December 31, 2022 and 2021, which is classified as long-term:

($ in thousands)	2022	2021
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration	$7,770	$8,577
Laurel Harvest deferred consideration	—	9,074
Total Deferred consideration, long-term	$7,770	$17,651